Partnership Distributions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Partnership Distributions [Abstract]
Partnership distribution made	$ 0	$ 0	$ 0
Purchases of the Partnership by the Real Property Account	$ 0	$ 0	$ 0